Interest and Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift, Interest [Abstract]
Schedule of Total Interest and Other Finance Expenses
Total interest and other finance expenses incurred during the years ended December 31, 2016, 2015 and 2014 are as follows:

(in US$ millions)	2016	2015	2014
Gross debt interest and finance expense	28.6	18.2	28.6
Of which capitalized as borrowing cost	(0.5)	(3.1)	(2.2)
Total interest and finance expenses	28.1	15.1	26.4